GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY Pinnacle
                     Series Account Annual Report Form N-30D
                         File Nos. 811-04235, 002-96000


        The information required to be contained in this report for the period ending December 31, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000009

Maxim Series Fund, Inc.
Maxim Bond Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000004

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000016

Maxim Series Fund, Inc.
Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000007